Document and Entity Information	Nov. 25, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 25, 2025
Entity Registrant Name	enCore Energy Corp.
Entity Incorporation State Country Code	A1
Entity File Number	001-41489
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	One Galleria Tower
Entity Address Address Line 2	13355 Noel Road
Entity Address Address Line 3	Suite 1700
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75240
City Area Code	361
Local Phone Number	239-2025
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value
Trading Symbol	EU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001500881
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	5950 Berkshire Lane
Entity Address Address Line 2	Suite 210
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75225